Parent Company Activity, Summary of Condensed Statements of Cash Flows (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities
Net income	$ 3,443,569	$ 2,889,351
Adjustments to reconcile net income to net cash provided by operating activities:
(Gain) loss on the sale of investment securities	1,670	(9,206)
Net (increase) decrease in other assets	(641,098)	(82,189)
Net decrease in other liabilities	340,095	545,516
Net cash provided by operating activities	3,064,366	3,437,159
Cash flows from investing activities
Purchase of investment securities	(2,150,382)	(2,081,221)
Net cash used in investing activities	(12,730,708)	(9,780,236)
Cash flows from financing activities
Common stock options exercised	40,327	0
Net cash provided by financing activities	8,478,498	7,794,628
Net increase (decrease) in cash and due from banks	(1,187,844)	1,451,551
Parent Company [Member]
Cash flows from operating activities
Net income	3,443,569	2,889,351
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiary	(2,457,219)	(1,790,589)
(Gain) loss on the sale of investment securities	1,670	(9,206)
(Increase) decrease in dividends receivable from subsidiary	867,000	(867,000)
Net (increase) decrease in other assets	(4,455)	8,868
Net decrease in other liabilities	0	(942)
Net cash provided by operating activities	1,850,565	230,482
Cash flows from investing activities
Purchase of investment securities	(150,382)	(81,221)
Proceeds from the sale of investment securities	131,403	63,938
Net cash used in investing activities	(18,979)	(17,283)
Cash flows from financing activities
Common stock options exercised	40,327	0
Dividends paid	(927,449)	(183,296)
Net cash provided by financing activities	(887,122)	(183,296)
Net increase (decrease) in cash and due from banks	944,464	29,903
Cash and due from banks, beginning	89,528	59,625
Cash and due from banks, ending	$ 1,033,992	$ 89,528